Consolidated Statement of Changes in Equity - USD ($)	Share capital	Share premium	Share-based payment reserves	Other reserves	Accumulated losses	Deficiency of assets attributable to the equity holders of the Parent USD	Non- controlling interest	Total
Balance at Dec. 31, 2019	$ 30,093	$ 25,050,823	$ 1,796,810	$ (168,259)	$ (38,642,582)	$ (11,933,115)	$ (700,078)	$ (12,633,193)
Share-based payments (note 18)			564,284			564,284		564,284
Movement in other reserves (note 24)				(100,774)		(100,774)		(100,774)
Total comprehensive loss					(5,585,948)	(5,585,948)	(157,242)	(5,743,190)
Balance at Dec. 31, 2020	30,093	25,050,823	2,361,094	(269,033)	(44,228,530)	(17,055,553)	(857,320)	(17,912,873)
Share-based payments (note 18)			801,450			801,450		801,450
Movement in share capital (note 18)	(21,889)					(21,889)		(21,889)
Loans converted to equity (note 24)	336	7,219,862				7,220,198		7,220,198
Transfer from other reserves during the year		(168,259)		168,259
Total comprehensive loss					(17,786,681)	(17,786,681)	(263,626)	(18,050,307)
Balance at Dec. 31, 2021	$ 8,540	$ 32,102,426	$ 3,162,544	$ (100,774)	$ (62,015,211)	$ (26,842,475)	$ (1,120,946)	$ (27,963,421)